Basis of Presentation and General Information, Going Concern (Details) - USD ($) $ in Thousands											1 Months Ended	3 Months Ended
	Mar. 28, 2017	Mar. 07, 2017	Dec. 21, 2016	Dec. 13, 2016	Nov. 23, 2016	Aug. 10, 2016	Oct. 21, 2015	Sep. 29, 2015	Sep. 11, 2015	Mar. 12, 2015	Oct. 21, 2015	Apr. 25, 2017	Apr. 04, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 02, 2015
Going Concern [Abstract]
Working capital surplus (deficit)															$ (972)
Scheduled debt repayments due within one year														$ 10,743
Net proceeds from issuance of common stock			$ 1,775	$ 13,081	$ 3,210	$ 4,080
Loan Agreement dated December 2, 2015 [Member]
Going Concern [Abstract]
Borrowing capacity																$ 39,412
Jelco [Member]
Going Concern [Abstract]
Net proceeds from issuance of common stock							$ 3,129	$ 2,390	$ 3,501	$ 4,500	$ 9,020
Subsequent Event [Member]
Going Concern [Abstract]
Purchase price of vessel	$ 32,650
Interest expense payments due within one year													$ 19,800
Net proceeds from issuance of common stock												$ 2,420
Subsequent Event [Member] | Loan Agreement dated December 2, 2015 [Member]
Going Concern [Abstract]
Scheduled debt repayments due within one year													7,000
Prepayment to satisfy and settle full amount of debt facility		$ 28,000
Subsequent Event [Member] | All Loan Agreements, Except for Loan Agreement dated December 2, 2015 [Member]
Going Concern [Abstract]
Scheduled debt repayments due within one year													12,200
Subsequent Event [Member] | Jelco [Member] | Unsecured Revolving Convertible Promissory Note [Member]
Going Concern [Abstract]
Scheduled debt repayments due within one year													$ 3,500
Decrease in Applicable Limit deferred to maturity date	(3,100)
Subsequent Event [Member] | Jelco [Member] | Jelco Backstop Facility [Member]
Going Concern [Abstract]
Borrowing capacity	$ 47,500